Share Capital - Stock Option Plans (Details)	May 16, 2025 shares € / shares	Feb. 18, 2025 shares € / shares	Jun. 30, 2025 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (in euro per share)			€ 0.03
Executive Board and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of share options granted (in shares) | shares	1,241,005	8,000
Par value per share (in euro per share)	€ 0.03	€ 0.03
Exercise price (in euros per share)	€ 2.97	€ 3.36
Maximum term of options granted for share-based payment arrangement	10 years
Executive Board and Employees | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of options granted for share-based payment arrangement	10 years